6. Income Taxes (Details - deferred tax assets) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
NOL carryover	$ 815,056	$ 398,018
Valuation allowance	(815,056)	(398,018)
Net deferred tax asset	$ 0	$ 0